SHAREHOLDERS' EQUITY - Warrants (Detail)	3 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2020 Day Item $ / shares shares	Mar. 08, 2021 Day $ / shares shares	Sep. 30, 2021 Day $ / shares shares	Mar. 31, 2021 shares
Class of Warrant or Right [Line Items]
Class Of Warrant Or Right Redemption Of Warrants Or Rights Threshold Consecutive Trading Days			30 days
Class B Common Stock
Class of Warrant or Right [Line Items]
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)			20.00%
Number Of Shares Subject To Forfeiture | shares	825,000	249,928	249,928	825,000
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	30 days	30 days	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days	30 days	30 days
Warrant exercise period condition two	12 months	12 months	12 months
Public Warrants expiration term	5 years	5 years	5 years
Share price trigger used to measure dilution of warrant	$ 9.20	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60.00%	60.00%	60.00%
Trading period after business combination used to measure dilution of warrant	10	10	10
Warrant exercise price adjustment multiple	115.00%	115.00%	115.00%
Warrant redemption price adjustment multiple	180.00%	180.00%	180.00%
Restrictions on transfer period of time after business combination completion	30 days	30 days	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Threshold number of business days before sending notice of redemption to warrant holders | Day	3	3	3
Redemption period	30 days	30 days	30 days
Class Of Warrant Or Right Redemption Of Warrants Or Rights Threshold Trading Days			20 days
Class Of Warrant Or Right Redemption Of Warrants Or Rights Threshold Consecutive Trading Days			30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 10.00	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Threshold number of business days before sending notice of redemption to warrant holders | Day	3	3	3
Redemption period	30 days	30 days	30 days
Class Of Warrant Or Right Redemption Of Warrants Or Rights Threshold Trading Days			20 days
Class Of Warrant Or Right Minimum Threshold Written Notice Period For Redemption Of Warrants			90 days